Reconciliation of Total Reportable Segments Operating Income to Consolidated Income before (Provision) Benefit for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Severance, pension and benefit credits (charges) (Note 11)										$ 6,232	$ (7,186)	$ (5,954)
Gain on spectrum license transaction (Note 2)										278
Litigation settlements (Note 16)							(400)				(384)
Other costs (Note 8)	(300)										(276)
Operating income		12,063	7,128	6,555	6,222	(3,169)	5,483	5,651	5,195	31,968	13,160	12,880
Equity in earnings of unconsolidated businesses										142	324	444
Other income and (expense), net										(166)	(1,016)	(14)
Interest expense										(2,667)	(2,571)	(2,827)
Income Before (Provision) Benefit for Income Taxes										29,277	9,897	10,483
Operating Segments
Segment Reporting Information [Line Items]
Operating income										26,370	21,828	19,486
Corporate, Eliminations and Other
Segment Reporting Information [Line Items]
Operating income										$ (912)	$ (822)	$ (652)